Segment information - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment information
Net sales	€ 22,258	€ 24,911	€ 22,202
Operating profit/(loss)	1,688	2,318	2,158
Share of results of associates and joint ventures	(39)	(26)	9
Financial income and expenses	(150)	(108)	(241)
Profit before tax	1,499	2,184	1,926
Depreciation and amortization	(1,087)	(1,140)	(1,095)
Submarine Networks
Segment information
Net sales	1,120	1,150	929
Group Common and Other
Segment information
Net sales	124	276	240
Operating profit/(loss)	(391)	(318)	(125)
Share of results of associates and joint ventures	0	0	0
Depreciation and amortization	(14)	(28)	(30)
Operating segments
Segment information
Operating profit/(loss)	2,375	3,109	2,775
Operating segments | Network Infrastructure
Segment information
Net sales	8,039	9,044	7,673
Operating profit/(loss)	1,054	1,102	784
Share of results of associates and joint ventures	0	0	(1)
Depreciation and amortization	(235)	(229)	(208)
Operating segments | IP networks
Segment information
Net sales	2,606	3,063	2,679
Operating segments | Optical networks
Segment information
Net sales	1,942	1,891	1,708
Operating segments | Fixed networks
Segment information
Net sales	2,369	2,943	2,358
Operating segments | Submarine Networks
Segment information
Net sales	1,120	1,150	929
Operating segments | Mobile Networks
Segment information
Net sales	9,791	10,658	9,711
Operating profit/(loss)	723	940	765
Share of results of associates and joint ventures	(30)	(11)	6
Depreciation and amortization	(366)	(347)	(338)
Operating segments | Cloud and Network Services
Segment information
Net sales	3,219	3,350	3,088
Operating profit/(loss)	255	177	166
Share of results of associates and joint ventures	7	6	6
Depreciation and amortization	(81)	(91)	(95)
Operating segments | Nokia Technologies
Segment information
Net sales	1,085	1,583	1,490
Operating profit/(loss)	734	1,208	1,185
Share of results of associates and joint ventures	12	(8)	(2)
Depreciation and amortization	(39)	(34)	(33)
Elimination of intersegment amounts
Segment information
Net sales	0	0	0
Operating profit/(loss)	(687)	(791)	(617)
Share of results of associates and joint ventures	(28)	(13)	0
Depreciation and amortization	352	411	391
Elimination of intersegment amounts | Network Infrastructure
Segment information
Net sales	(2)	3	1
Elimination of intersegment amounts | Mobile Networks
Segment information
Net sales	6	13	6
Elimination of intersegment amounts | Cloud and Network Services
Segment information
Net sales	1	1	1
Elimination of intersegment amounts | Nokia Technologies
Segment information
Net sales	0	12	12
Elimination of intersegment amounts | Group Common and Other
Segment information
Net sales	6	19	17
Elimination of intersegment amounts | Other segments
Segment information
Net sales	€ (11)	€ (48)	€ (37)